INCOME TAXES (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Tax Credits Not Utilized [Member] USD ($)	Dec. 31, 2013 ARGENTINA [Member] USD ($)	Dec. 31, 2012 ARGENTINA [Member] USD ($)	Dec. 31, 2011 ARGENTINA [Member] USD ($)	Dec. 31, 2013 BRAZIL [Member] USD ($)	Dec. 31, 2013 BRAZIL [Member] BRL	Dec. 31, 2012 BRAZIL [Member] USD ($)	Dec. 31, 2011 BRAZIL [Member] USD ($)	Dec. 31, 2013 UNITED STATES [Member]	Dec. 31, 2013 PARAGUAY [Member] USD ($)	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2013 CHILE [Member]	Dec. 31, 2012 CHILE [Member]	Dec. 31, 2011 CHILE [Member]	Dec. 31, 2013 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2011 Others [Member] USD ($)	Dec. 31, 2013 Total Foreign Country [Member] USD ($)	Dec. 31, 2012 Total Foreign Country [Member] USD ($)	Dec. 31, 2011 Total Foreign Country [Member] USD ($)	Dec. 31, 2013 Tax on Minimum Presumed Income (TOMPI) [Member] ARGENTINA [Member] USD ($)	Dec. 31, 2013 Surtax [Member] BRAZIL [Member]	Dec. 31, 2013 Social Contribution [Member] BRAZIL [Member]
Taxes [Line Items]
Income tax rate (in hundredths)								15.00%	15.00%			4.00%													1.00%	10.00%	9.00%
Period tax may be imposed																									10 years
Threshold amount for additional taxes								$ 103,000	240,000
Percentage of gross shipping income subject to income tax (in hundredths)												50.00%
Income tax expense (benefit) [Abstract]
Current income tax expense	3,184,000	1,385,000	1,904,000		568,000	430,000	538,000	654,000		7,000	0		202,000	48,000	403,000				27,000	75,000	391,000	1,451,000	560,000	1,332,000
Withholding income tax foreign jurisdictions	1,733,000	825,000	572,000
Deferred income tax (benefit) expense	3,413,000	(4,354,000)	(3,641,000)		906,000	2,541,000	4,630,000
Income tax (benefit) expense	6,597,000	(2,969,000)	(1,737,000)
Percentage of income tax related to foreign withholding income tax (in hundredths)					54.00%	60.00%	30.00%	54.00%	54.00%	60.00%	30.00%					54.00%	60.00%	30.00%
Reconciliation of income tax expense (benefit) [Abstract]
Income (Loss) before income taxes	14,518,000	(65,733,000)	(19,972,000)
Sources not subject to income tax	115,000	51,203,000	20,835,000
Income (loss) subject to income tax	14,633,000	(14,530,000)	863,000
Tax rate (in hundredths)	35.00%	35.00%	35.00%		35.00%			34.00%	34.00%				10.00%
Tax (benefit) expense at statutory tax rate	5,122,000	(5,085,000)	302,000
Rate differential	(545,000)	348,000	(184,000)
Change in valuation allowance	1,632,000	1,549,000	197,000
Effects of foreign exchange changes related to our foreign subsidiaries	(1,943,000)	(1,479,000)	(4,020,000)
Income tax withholding in foreign jurisdictions	1,733,000	825,000	572,000
Others	598,000	873,000	1,396,000
Income tax (benefit) expense	6,597,000	(2,969,000)	(1,737,000)
Consolidated tax credits																									0
Non-current other receivables					7,531,000	7,010,000
Valuation allowance for deferred tax assets	4,869,000	2,895,000
Percentage of taxable income, limitation on NOLs (in hundredths)								30.00%	30.00%
Excpetional NOL utilized								168,000
Deferred income tax assets [Abstract]
Other, deferred income tax current assets	164,000	109,000
NOLs	2,974,000	8,788,000		1,576,000	1,750,000			1,224,000
TOMPI credit	4,688,000	4,068,000		1,045,000
Others	3,194,000	421,000
Total deferred income tax noncurrent assets	10,856,000	13,277,000
Valuation allowance of deferred income tax assets	(4,869,000)	(2,895,000)
Net deferred income tax noncurrent assets	5,987,000	10,382,000
Deferred income tax liabilities [Abstract]
Vessels and equipment, net	14,196,000	13,176,000
Intangible assets	213,000	272,000
Unrealized exchange differences	920,000	2,120,000
Other	160,000	220,000
Total deferred income tax noncurrent liabilities	15,489,000	15,788,000
Net deferred income tax liabilities	$ (9,338,000)	$ (5,297,000)